Common Stock (Details) (USD $)	0 Months Ended	2 Months Ended	3 Months Ended				12 Months Ended
	Jan. 02, 2013	Dec. 31, 2008	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009	Sep. 30, 2013	Dec. 30, 2012	Nov. 30, 2012	Aug. 16, 2011	Aug. 15, 2011	Aug. 14, 2011
Stockholders' Equity Note [Abstract]
Stock Issued During Period, Shares, Issued for Services (in Shares)	600,000		600,000
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 6,000					$ 7,000
Stock Issued During Period, Shares, Conversion of Convertible Securities, Conversion One				2,080,220
Stock Issued During Period, Value, Conversion of Convertible Securites, Conversion One (in Dollars)				520,055
Stock Issued During Period, Shares, Conversion of Convertible Securities, Conversion Two				17,142,855
Stock Issued During Period, Value, Conversion of Convertible Securities, Conversion Two (in Dollars)				60,000
Three Separate Convertible Drawdown Notes, Loss on Conversion (in Dollars)				43,470			43,470					43,570	43,470
Stock Issued During Period, Shares, Issued for Cash				10,000,000
Sale of Stock, Price Per Share (in Dollars per share)				$ 0.0035			$ 0.0035
Stock Issued During Period, Value, Issued for Cash (in Dollars)		2,227		35,000			35,000		1,500	6,000
Stock Issued During Period, Shares, Acquisitions					250,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.001			$ 0.001				$ 0.001			$ 0.001
Preferred Stock Issued During Period, Shares, Acquisitions (in Dollars)					$ 7,500,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)				$ 0.001			$ 0.001				$ 0.001				$ 0.01	$ 0.001
Shares Cancelled During Period					440,820,000
Common Stock, Increase in Shares Authorized					2,000,000,000
Preferred Stock, Increase In Shares Authorized					50,000,000
Common stock, issued, pre-split						44,850,000
Stock Issued During Period, Shares, Stock Splits						538,200,000
Stockholders' Equity Note, Stock Split						1,495,000